Warrants - Summary of Warrant Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Shares, Outstanding Beginning Balance	372,421	2,002,719	1,212,715
Shares, Granted	800,001	7,950,000	1,290,006
Shares, Exercised		(9,036,965)
Shares, Expired/Cancelled	(8,000)	(543,333)	(500,002)
Shares, Outstanding Ending Balance	1,164,422	372,421	2,002,719
Shares, Exercisable Balance		372,421
Weighted Average Exercise Price, Beginning Balance	$ 2.79	$ 3.50	$ 3.70
Weighted Average Exercise Price, Granted	2.00	0.17	3.19
Weighted Average Exercise Price, Exercised		0.58
Weighted Average Exercise Price, Expired/Cancelled	3.40	3.46
Weighted Average Exercise Price, Ending Balance	$ 2.19	2.79	$ 3.50
Weighted Average Exercise Price, Exercisable Balance		$ 2.79